Net (Loss) Income Per Share - Schedule of Potentially Diluted Common Shares that were Excluded from the Diluted Net Loss Per Share (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net (loss) income per share (in shares)					25,853,929	323,232
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net (loss) income per share (in shares)	6,400,892,000	0	0	0
Warrants | Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net (loss) income per share (in shares)	17,250,000,000	0	17,250,000,000	0
Warrants | Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net (loss) income per share (in shares)	9,400,000,000	0	9,400,000,000	0
Redeemable Legacy Bridger Series C Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net (loss) income per share (in shares)	0	315,789,000	0	315,789,000
Redeemable Legacy Bridger Series C Preferred Shares | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net (loss) income per share (in shares)					25,611,505	0
Class D Common Stock Based On Vesting | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net (loss) income per share (in shares)					242,424	323,232
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net (loss) income per share (in shares)	315,789,000	0	0	0
Unvested Legacy Bridger Incentive Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net (loss) income per share (in shares)	233,324,000	323,232,000	0	323,232,000
Sponsor Earnout Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from diluted net (loss) income per share (in shares)	855,000,000	0	0	0